AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
SELECT RESERVESM
FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL DEFERRED ANNUITY CONTRACTS
SUPPLEMENT DATED NOVEMBER 3, 1999
TO
PROFILE, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED APRIL 1, 1999

Effective October 20, 1999, the OFFITBANK Variable Insurance Fund, Inc., a mutual fund which provides underlying investments ("Series") for four Divisions of Select Reserve, changed its name to OFFIT Variable Insurance Fund, Inc. The four Series offered under this mutual fund and the corresponding Divisions have also changed their names, as follows:

Prior to October 20, 1999                                                        As of October 20, 1999

OFFITBANK VIF - Emerging Markets Fund                      OFFIT VIF - Emerging Markets Fund

OFFITBANK VIF - High Yield Fund                                    OFFIT VIF - High Yield Fund

OFFITBANK VIF - Total Return Fund                                OFFIT VIF - Total Return Fund

OFFITBANK VIF - U.S. Government                                  OFFIT VIF - U.S. Government
Securities Fund                                                                        Securities Fund

OFFITBANK remains as the investment adviser for the four Series of the OFFIT Variable Insurance Fund, Inc.

All references in the Select Reserve Profile, Prospectus and Statement of Additional Information to the name of the mutual fund, the four Series and the corresponding Divisions should be changed, as set forth above.